UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2016

MFS® SPECIAL VALUE TRUST

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 60.6%
Aerospace - 0.8%
CPI International, Inc., 8.75%, 2/15/2018	$190,000	$190,914
TransDigm, Inc., 6.5%, 7/15/2024	125,000	129,835

		$320,749
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.711%, 12/10/2049	$220,000	$17,727
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025 (i)(z)	1,747	424
Morgan Stanley Capital I, Inc., FRN, 1.381%, 4/28/2039 (i)(z)	78,782	638

		$18,789
Automotive - 1.1%
Accuride Corp., 9.5%, 8/01/2018	$150,000	$142,875
Gates Global LLC, 6%, 7/15/2022 (n)	60,000	54,600
Lear Corp., 4.75%, 1/15/2023	80,000	82,800
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)	200,000	208,000

		$488,275
Broadcasting - 1.6%
AMC Networks, Inc., 5%, 4/01/2024	$65,000	$66,138
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	25,000	24,875
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/2020	30,000	29,700
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	100,000	103,500
iHeartMedia, Inc., 9%, 3/01/2021	132,000	99,000
Liberty Media Corp., 8.5%, 7/15/2029	110,000	121,000
Liberty Media Corp., 8.25%, 2/01/2030	35,000	38,500
Match Group, Inc., 6.375%, 6/01/2024 (n)	60,000	64,125
Netflix, Inc., 5.375%, 2/01/2021	70,000	74,760
Netflix, Inc., 5.875%, 2/15/2025	40,000	42,800

		$664,398
Building - 2.1%
Allegion PLC, 5.875%, 9/15/2023	$43,000	$45,795
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	120,000	125,700
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	65,000	69,875
Eagle Materials, Inc., 4.5%, 8/01/2026	15,000	15,244
Gibraltar Industries, Inc., 6.25%, 2/01/2021	95,000	97,850
HD Supply, Inc., 7.5%, 7/15/2020	110,000	114,950
HD Supply, Inc., 5.75%, 4/15/2024 (n)	55,000	58,567
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	90,000	89,325
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	95,000	99,631
Standard Industries, Inc., 6%, 10/15/2025 (n)	55,000	59,538
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	105,000	105,788

		$882,263
Business Services - 0.6%
Equinix, Inc., 4.875%, 4/01/2020	$55,000	$57,063
Equinix, Inc., 5.375%, 1/01/2022	25,000	26,313
Equinix, Inc., 5.375%, 4/01/2023	35,000	36,587
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	40,000	42,200
Iron Mountain, Inc., REIT, 6%, 8/15/2023	30,000	31,875
NeuStar, Inc., 4.5%, 1/15/2023	85,000	75,119

		$269,157

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - 3.5%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$200,000	$200,376
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		105,000	108,544
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		115,000	121,325
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		25,000	26,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		55,000	58,025
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		90,000	92,813
DISH DBS Corp., 5%, 3/15/2023		90,000	84,825
DISH DBS Corp., 5.875%, 11/15/2024		100,000	96,500
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		60,000	44,850
Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022		13,000	8,970
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		80,000	52,400
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		20,000	19,100
Intelsat Luxembourg S.A., 8.125%, 6/01/2023		70,000	16,275
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	100,000	126,055
Sirius XM Radio, Inc., 5.875%, 10/01/2020 (n)		$10,000	10,363
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		85,000	85,000
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		60,000	63,825
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		45,000	46,224
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		200,000	211,000

			$1,472,470
Chemicals - 1.4%
Chemours Co., 6.625%, 5/15/2023		$80,000	$69,000
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		65,000	73,450
Hexion U.S. Finance Corp., 6.625%, 4/15/2020		55,000	46,475
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018		115,000	102,638
Momentive Performance Materials, Inc., 3.88%, 10/24/2021		70,000	54,783
Tronox Finance LLC, 6.375%, 8/15/2020		170,000	137,700
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		125,000	99,219

			$583,265
Computer Software - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$30,000	$31,350
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.1%, 7/15/2036 (n)		70,000	79,761
VeriSign, Inc., 4.625%, 5/01/2023		35,000	36,006

			$147,117
Computer Software - Systems - 0.5%
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		$115,000	$120,463
Western Digital Corp., 10.5%, 4/01/2024 (n)		80,000	90,100

			$210,563
Conglomerates - 1.9%
Amsted Industries Co., 5%, 3/15/2022 (n)		$125,000	$126,250
Apex Tool Group, 7%, 2/01/2021 (n)		110,000	98,725
EnerSys, 5%, 4/30/2023 (n)		145,000	144,275
Enpro Industries, Inc., 5.875%, 9/15/2022		115,000	117,588
Entegris, Inc., 6%, 4/01/2022 (n)		165,000	169,950
Renaissance Acquisition, 6.875%, 8/15/2021 (n)		145,000	134,488

			$791,276
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$125,000	$20,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 0.9%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$95,000	$96,900
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	55,000	56,169
Spectrum Brands, Inc., 6.375%, 11/15/2020	90,000	93,938
Spectrum Brands, Inc., 6.125%, 12/15/2024	10,000	10,800
Spectrum Brands, Inc., 5.75%, 7/15/2025	75,000	81,188
Sun Products Corp., 7.75%, 3/15/2021 (n)	55,000	57,200

		$396,195
Consumer Services - 2.1%
ADT Corp., 6.25%, 10/15/2021	$165,000	$180,056
CEB, Inc., 5.625%, 6/15/2023 (n)	43,000	43,538
Garda World Security Corp., 7.25%, 11/15/2021 (n)	50,000	43,000
Garda World Security Corp., 7.25%, 11/15/2021 (n)	80,000	68,800
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)	150,000	154,875
Interval Acquisition Corp., 5.625%, 4/15/2023	140,000	144,200
Mobile Mini, Inc., 5.875%, 7/01/2024 (n)	80,000	83,000
Monitronics International, Inc., 9.125%, 4/01/2020	145,000	127,872
Service Corp. International, 5.375%, 5/15/2024	50,000	53,375

		$898,716
Containers - 2.2%
Ball Corp., 5%, 3/15/2022	$75,000	$80,250
Berry Plastics Group, Inc., 5.5%, 5/15/2022	125,000	130,625
Berry Plastics Group, Inc., 6%, 10/15/2022	30,000	31,838
Multi-Color Corp., 6.125%, 12/01/2022 (n)	100,000	103,000
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	84,000	86,100
Reynolds Group, 5.75%, 10/15/2020	50,000	51,625
Reynolds Group, 8.25%, 2/15/2021	115,000	119,600
Reynolds Group, 5.125%, 7/15/2023 (z)	45,000	46,406
Reynolds Group, 7%, 7/15/2024 (z)	5,000	5,284
Sealed Air Corp., 4.875%, 12/01/2022 (n)	115,000	120,894
Sealed Air Corp., 5.125%, 12/01/2024 (n)	25,000	26,281
Signode Industrial Group, 6.375%, 5/01/2022 (n)	120,000	119,174

		$921,077
Electronics - 0.8%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019	$80,000	$79,675
Advanced Micro Devices, Inc., 7%, 7/01/2024	65,000	59,638
Micron Technology, Inc., 5.875%, 2/15/2022	40,000	38,600
Micron Technology, Inc., 5.5%, 2/01/2025	85,000	76,288
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	40,000	42,400
Sensata Technologies B.V., 5%, 10/01/2025 (n)	40,000	41,000

		$337,601
Emerging Market Sovereign - 0.7%
Republic of Ecuador, 10.5%, 3/24/2020 (n)	$200,000	$200,300
Republic of Venezuela, 7%, 3/31/2038	203,000	82,976

		$283,276
Energy - Independent - 3.2%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)	$200,000	$200
Afren PLC, 15%, 4/25/2016 (a)(d)(p)	181,223	50,779
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	100,000	44,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	30,000	28,425
Chaparral Energy, Inc., 7.625%, 11/15/2022 (a)(d)	90,000	49,050
Concho Resources, Inc., 5.5%, 4/01/2023	65,000	64,188
Consol Energy, Inc., 5.875%, 4/15/2022	65,000	59,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Consol Energy, Inc., 8%, 4/01/2023	$115,000	$110,400
Continental Resources, Inc., 4.5%, 4/15/2023	110,000	99,550
EP Energy LLC, 9.375%, 5/01/2020	50,000	28,500
EP Energy LLC, 7.75%, 9/01/2022	45,000	22,950
Oasis Petroleum, Inc., 6.875%, 3/15/2022	105,000	91,613
QEP Resources, Inc., 5.25%, 5/01/2023	85,000	80,113
Range Resources Corp., 4.875%, 5/15/2025	85,000	80,750
Rice Energy, Inc., 7.25%, 5/01/2023	70,000	70,175
RSP Permian, Inc., 6.625%, 10/01/2022	70,000	71,750
Sanchez Energy Corp., 6.125%, 1/15/2023	160,000	107,600
SM Energy Co., 6.5%, 11/15/2021	130,000	113,750
SM Energy Co., 6.125%, 11/15/2022	50,000	42,375
Whiting Petroleum Corp., 6.25%, 4/01/2023	55,000	45,444
WPX Energy, Inc., 6%, 1/15/2022	100,000	90,500

		$1,351,425
Energy - Integrated - 0.3%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$72,000	$77,264
Cenovus Energy, Inc., 4.45%, 9/15/2042	55,000	44,931

		$122,195
Entertainment - 0.7%
Cedar Fair LP, 5.25%, 3/15/2021	$105,000	$109,200
Cedar Fair LP, 5.375%, 6/01/2024	35,000	36,400
Cinemark USA, Inc., 5.125%, 12/15/2022	50,000	51,625
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	90,000	92,700

		$289,925
Financial Institutions - 3.1%
Aircastle Ltd., 5.125%, 3/15/2021	$40,000	$42,700
Aircastle Ltd., 5.5%, 2/15/2022	40,000	42,800
CIT Group, Inc., 5.25%, 3/15/2018	40,000	41,600
CIT Group, Inc., 6.625%, 4/01/2018 (n)	119,000	126,438
CIT Group, Inc., 5.5%, 2/15/2019 (n)	48,000	50,880
CIT Group, Inc., 5%, 8/15/2022	15,000	15,788
Credit Acceptance Corp., 6.125%, 2/15/2021	12,000	11,850
Credit Acceptance Corp., 7.375%, 3/15/2023	60,000	60,000
Icahn Enterprises LP, 6%, 8/01/2020	55,000	54,863
Icahn Enterprises LP, 5.875%, 2/01/2022	110,000	105,050
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	75,000	72,000
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	290,000	272,780
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	30,000	25,800
Navient Corp., 8%, 3/25/2020	135,000	144,113
Navient Corp., 5.875%, 3/25/2021	45,000	44,550
Navient Corp., 7.25%, 1/25/2022	95,000	96,544
Navient Corp., 6.125%, 3/25/2024	50,000	47,250
PHH Corp., 6.375%, 8/15/2021	65,000	59,963

		$1,314,969
Food & Beverages - 1.0%
Darling Ingredients, Inc., 5.375%, 1/15/2022	$75,000	$77,625
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	80,000	79,600
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)	80,000	85,000
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	115,000	119,888
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (z)	70,000	73,150

		$435,263

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$75,000	$45,000
Tembec Industries, Inc., 9%, 12/15/2019 (n)	24,000	18,780

		$63,780
Gaming & Lodging - 2.4%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	$150,000	$157,313
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	95,000	101,888
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	10,000	10,663
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	145,000	151,888
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	120,000	124,355
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	35,000	36,663
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	105,000	109,463
MGM Resorts International, 6.625%, 12/15/2021	90,000	99,619
MGM Resorts International, 6%, 3/15/2023	95,000	102,779
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	105,000	107,363
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	25,000	25,250

		$1,027,244
Industrial - 0.7%
Dematic S.A., 7.75%, 12/15/2020 (n)	$180,000	$188,550
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	105,000	108,938

		$297,488
Insurance - Health - 0.2%
Centene Corp., 5.625%, 2/15/2021	$35,000	$36,969
Centene Corp., 6.125%, 2/15/2024	35,000	37,603

		$74,572
Machinery & Tools - 0.6%
CNH Industrial Capital LLC, 4.375%, 11/06/2020	$75,000	$77,159
H&E Equipment Services Co., 7%, 9/01/2022	145,000	151,163
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)	60,000	36,450

		$264,772
Major Banks - 1.1%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$285,000	$297,976
Bank of America Corp., FRN, 6.3%, 12/29/2049	30,000	32,691
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/31/2049	135,000	141,210

		$471,877
Medical & Health Technology & Services - 3.6%
AmSurg Corp., 5.625%, 7/15/2022	$75,000	$78,750
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	200,000	172,000
Davita Healthcare Partners, Inc., 5%, 5/01/2025	110,000	111,238
Davita, Inc., 5.125%, 7/15/2024	45,000	46,453
HCA, Inc., 7.5%, 2/15/2022	150,000	170,250
HCA, Inc., 5.875%, 3/15/2022	55,000	60,500
HCA, Inc., 5%, 3/15/2024	65,000	68,250
HCA, Inc., 5.375%, 2/01/2025	60,000	62,438
HCA, Inc., 5.875%, 2/15/2026	40,000	42,800
HealthSouth Corp., 5.125%, 3/15/2023	105,000	105,525
MEDNAX, Inc., 5.25%, 12/01/2023 (z)	55,000	57,475
Quorum Health Corp., 11.625%, 4/15/2023 (n)	75,000	76,125
Tenet Healthcare Corp., 8%, 8/01/2020	190,000	193,681
Tenet Healthcare Corp., 4.5%, 4/01/2021	90,000	90,450
Tenet Healthcare Corp., 8.125%, 4/01/2022	55,000	56,788

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 6.75%, 6/15/2023	$65,000	$62,563
Universal Health Services, Inc., 7.625%, 8/15/2020	105,000	97,650

		$1,552,936
Medical Equipment - 0.7%
DJO Finco, Inc., 8.125%, 6/15/2021 (n)	$70,000	$63,700
Hologic, Inc., 5.25%, 7/15/2022 (n)	100,000	106,000
Teleflex, Inc., 5.25%, 6/15/2024	80,000	83,200
Teleflex, Inc., 4.875%, 6/01/2026	30,000	30,675

		$283,575
Metals & Mining - 2.7%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	$55,000	$48,400
Century Aluminum Co., 7.5%, 6/01/2021 (n)	90,000	83,250
Commercial Metals Co., 4.875%, 5/15/2023	80,000	78,400
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	200,000	188,000
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	85,000	73,104
Freeport-McMoRan Oil & Gas LLC, 6.5%, 11/15/2020	15,000	14,850
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	45,000	34,538
GrafTech International Co., 6.375%, 11/15/2020	85,000	64,175
Hudbay Minerals, Inc., 9.5%, 10/01/2020	85,000	81,388
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)	50,000	52,500
Kinross Gold Corp., 5.125%, 9/01/2021	30,000	30,750
Kinross Gold Corp., 5.95%, 3/15/2024	45,000	45,945
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	50,000	52,760
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	85,000	91,044
Steel Dynamics, Inc., 5.125%, 10/01/2021	45,000	46,800
Steel Dynamics, Inc., 5.5%, 10/01/2024	45,000	47,700
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	80,000	68,000
Suncoke Energy, Inc., 7.625%, 8/01/2019	14,000	13,160
TMS International Corp., 7.625%, 10/15/2021 (n)	80,000	57,600

		$1,172,364
Midstream - 3.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$70,000	$65,800
Crestwood Midstream Partners LP, 6%, 12/15/2020	95,000	90,725
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	55,000	51,597
Crestwood Midstream Partners LP, 6.25%, 4/01/2023	35,000	32,550
Energy Transfer Equity LP, 7.5%, 10/15/2020	175,000	188,563
EnLink Midstream Partners LP, 4.4%, 4/01/2024	75,000	73,051
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	60,000	54,600
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	120,000	108,600
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	195,000	227,906
MPLX LP, 5.5%, 2/15/2023 (n)	155,000	159,712
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	145,000	147,900
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	100,000	102,500
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	69,000	70,445
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018	25,000	25,188
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	50,000	49,813
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	30,000	29,325
Williams Cos., Inc., 4.55%, 6/24/2024	115,000	109,538

		$1,587,813
Network & Telecom - 1.0%
Centurylink, Inc., 6.45%, 6/15/2021	$15,000	$16,013
Centurylink, Inc., 7.65%, 3/15/2042	95,000	85,025
Colombia Telecomunicaciones S.A., 8.5% to 3/30/2020, FRN to 12/29/2049 (n)	26,000	24,245

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Frontier Communications Corp., 6.25%, 9/15/2021	$30,000	$29,175
Frontier Communications Corp., 7.125%, 1/15/2023	70,000	64,925
Frontier Communications Corp., 11%, 9/15/2025	120,000	128,100
Frontier Communications Corp., 9%, 8/15/2031	60,000	56,250
Telecom Italia Capital, 6%, 9/30/2034	35,000	34,300

		$438,033
Oil Services - 0.6%
Bristow Group, Inc., 6.25%, 10/15/2022	$155,000	$110,050
Unit Corp., 6.625%, 5/15/2021	50,000	38,750
Weatherford International Ltd., 8.25%, 6/15/2023	100,000	93,250

		$242,050
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$85,000	$83,938
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	110,000	106,150

		$190,088
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$200,000	$250,916

Pharmaceuticals - 1.2%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$135,000	$124,847
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	70,000	68,425
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	25,000	23,063
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	170,000	157,675
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)	45,000	41,850
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	55,000	49,088
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	60,000	49,950

		$514,898
Precious Metals & Minerals - 0.6%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$180,000	$180,450
Teck Resources Ltd., 4.5%, 1/15/2021	30,000	27,150
Teck Resources Ltd., 8%, 6/01/2021 (n)	40,000	42,700

		$250,300
Printing & Publishing - 0.7%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$130,000	$134,063
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	55,000	58,025
TEGNA, Inc., 4.875%, 9/15/2021 (n)	45,000	46,688
TEGNA, Inc., 6.375%, 10/15/2023	60,000	64,500

		$303,276
Real Estate - Healthcare - 0.6%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$160,000	$168,000
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	75,000	78,844

		$246,844
Real Estate - Other - 0.5%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$135,000	$141,497
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	65,000	66,625

		$208,122
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$75,000	$79,359

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 1.2%
Dollar Tree, Inc., 5.75%, 3/01/2023	$130,000	$140,400
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	77,000	73,150
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	105,000	88,998
Rite Aid Corp., 9.25%, 3/15/2020	40,000	42,200
Rite Aid Corp., 6.75%, 6/15/2021	30,000	31,538
Rite Aid Corp., 6.125%, 4/01/2023 (n)	70,000	74,288
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	50,000	53,750

		$504,324
Specialty Chemicals - 0.7%
Chemtura Corp., 5.75%, 7/15/2021	$135,000	$138,713
Univar USA, Inc., 6.75%, 7/15/2023 (n)	150,000	154,512

		$293,225
Specialty Stores - 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$110,000	$114,950
Group 1 Automotive, Inc., 5%, 6/01/2022	110,000	108,900
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	85,000	88,294
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/2020 (n)	200,000	210,000

		$522,144
Supermarkets - 0.2%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$65,000	$69,063

Telecommunications - Wireless - 3.4%
Altice Luxembourg S.A., 7.625%, 2/15/2025 (z)	$200,000	$196,750
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	200,000	164,940
Sprint Capital Corp., 6.875%, 11/15/2028	105,000	90,038
Sprint Corp., 7.875%, 9/15/2023	180,000	164,363
Sprint Corp., 7.125%, 6/15/2024	125,000	110,475
Sprint Nextel Corp., 9%, 11/15/2018 (n)	50,000	54,188
Sprint Nextel Corp., 6%, 11/15/2022	80,000	68,630
T-Mobile USA, Inc., 6.125%, 1/15/2022	10,000	10,531
T-Mobile USA, Inc., 6.5%, 1/15/2024	75,000	80,250
T-Mobile USA, Inc., 6.464%, 4/28/2019	25,000	25,469
T-Mobile USA, Inc., 6.25%, 4/01/2021	140,000	146,475
T-Mobile USA, Inc., 6.633%, 4/28/2021	50,000	52,563
T-Mobile USA, Inc., 6.5%, 1/15/2026	70,000	75,810
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)	200,000	199,000

		$1,439,482
Telephone Services - 0.3%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$25,000	$26,219
Level 3 Financing, Inc., 5.375%, 5/01/2025	100,000	105,000

		$131,219
Transportation - Services - 0.9%
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	$117,000	$90,090
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	95,000	46,194
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	18,000	12,330
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)	75,000	57,188
Stena AB, 7%, 2/01/2024 (n)	200,000	157,376
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021 (a)(d)	28,000	5,320

		$368,498

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 1.7%
Calpine Corp., 5.5%, 2/01/2024	$120,000	$119,700
Calpine Corp., 5.75%, 1/15/2025	70,000	69,913
Covanta Holding Corp., 7.25%, 12/01/2020	95,000	98,444
Covanta Holding Corp., 6.375%, 10/01/2022	35,000	36,138
Covanta Holding Corp., 5.875%, 3/01/2024	55,000	54,450
Dynegy, Inc., 7.375%, 11/01/2022	145,000	142,100
NRG Energy, Inc., 8.25%, 9/01/2020	55,000	56,775
NRG Energy, Inc., 6.625%, 3/15/2023	110,000	110,880
NRG Energy, Inc., 7.25%, 5/15/2026 (n)	25,000	25,656

		$714,056
Total Bonds		$25,781,907

Common Stocks - 35.8%
Automotive - 0.0%
Accuride Corp. (a)	2,414	$3,235

Broadcasting - 1.1%
Time Warner, Inc.	6,157	$471,934

Brokerage & Asset Managers - 2.9%
BlackRock, Inc.	1,317	$482,351
NASDAQ, Inc.	10,872	769,303

		$1,251,654
Business Services - 1.3%
Accenture PLC, “A”	4,766	$537,652

Chemicals - 2.8%
3M Co.	2,914	$519,741
PPG Industries, Inc.	6,329	662,710

		$1,182,451
Electrical Equipment - 2.4%
Danaher Corp.	5,765	$469,502
Tyco International PLC	12,454	567,529

		$1,037,031
Electronics - 1.8%
Texas Instruments, Inc.	10,803	$753,509

Energy - Independent - 1.0%
Occidental Petroleum Corp.	5,673	$423,943

Food & Beverages - 2.3%
General Mills, Inc.	5,889	$423,360
Nestle S.A., ADR	6,737	540,510

		$963,870
Food & Drug Stores - 1.2%
CVS Health Corp.	5,549	$514,503

Insurance - 3.0%
Aon PLC	5,128	$549,055
Travelers Cos., Inc.	6,132	712,661

		$1,261,716

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 0.7%
Eaton Corp. PLC	4,974	$315,401

Major Banks - 1.6%
JPMorgan Chase & Co.	10,740	$687,038

Medical Equipment - 2.9%
Medtronic PLC	5,784	$506,852
St. Jude Medical, Inc.	2,179	180,944
Thermo Fisher Scientific, Inc.	3,401	540,215

		$1,228,011
Oil Services - 1.1%
Schlumberger Ltd.	5,859	$471,767

Other Banks & Diversified Financials - 3.2%
Citigroup, Inc.	16,704	$731,802
U.S. Bancorp	14,670	618,634

		$1,350,436
Pharmaceuticals - 2.2%
Johnson & Johnson	4,221	$528,596
Merck & Co., Inc.	7,290	427,631

		$956,227
Printing & Publishing - 0.9%
Moody’s Corp.	3,739	$396,371

Telephone Services - 1.0%
Verizon Communications, Inc.	7,682	$425,660

Tobacco - 1.0%
Philip Morris International, Inc.	4,420	$443,149

Utilities - Electric Power - 1.4%
Duke Energy Corp.	6,803	$582,269
Total Common Stocks		$15,257,827

Floating Rate Loans (g)(r) - 0.8%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$67,036	$66,921

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$42,820	$42,941

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$76,196	$76,371

Transportation - Services - 0.4%
Commercial Barge Line Co., Term Loan B, 9.75%, 11/12/2020	$164,668	$153,965
Total Floating Rate Loans		$340,198

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	820,548	$820,548
Total Investments		$42,200,480

Other Assets, Less Liabilities - 0.9%		381,009
Net Assets - 100.0%		$42,581,489

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,623,383, representing 22.6% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Altice Luxembourg S.A., 7.625%, 2/15/2025	6/10/16	$196,043	$196,750
Falcon Franchise Loan LLC, FRN, 99.9%, 1/05/2025	1/29/03	162	424
MEDNAX, Inc., 5.25%, 12/01/2023	7/29/16	57,475	57,475
Morgan Stanley Capital I, Inc., FRN, 1.381%, 4/28/2039	7/20/04	1,613	638
Reynolds Group, 5.125%, 7/15/2023	6/13/16	45,000	46,406
Reynolds Group, 7%, 7/15/2024	6/13/16	5,000	5,284
U.S. Foods Holding Corp., 5.875%, 6/15/2024	6/13/16-6/20/16	70,464	73,150
Total Restricted Securities			$380,127
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/16

Forward Foreign Currency Exchange Contracts at 7/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs International	111,755	9/30/2016	$124,534	$125,253	$(719)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, forward foreign currency exchange contracts, The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$15,257,827	$—	$—	$15,257,827
Non-U.S. Sovereign Debt	—	283,276	—	283,276
U.S. Corporate Bonds	—	21,620,387	—	21,620,387
Commercial Mortgage-Backed Securities	—	18,789	—	18,789
Foreign Bonds	—	3,808,676	50,779	3,859,455
Floating Rate Loans	—	340,198	—	340,198
Mutual Funds	820,548	—	—	820,548
Total Investments	$16,078,375	$26,071,326	$50,779	$42,200,480

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(719)	$—	$(719)

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 10/31/15	$126,426
Change in unrealized appreciation (depreciation)	(75,647)
Balance as of 7/31/16	$50,779

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2016 is $(75,647). At July 31, 2016, the fund held 1 level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$39,060,322
Gross unrealized appreciation	5,056,645
Gross unrealized depreciation	(1,916,487)
Net unrealized appreciation (depreciation)	$3,140,158

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	251,394	5,921,885	(5,352,731)	820,548

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,457	$820,548

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2016

*	Print name and title of each signing officer under his or her signature.